ACQUISITION OF PHANTOM FARMS (Narrative) (Details)		1 Months Ended	12 Months Ended
	Feb. 04, 2019 USD ($) $ / shares shares	Feb. 19, 2020 USD ($) share shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2020 USD ($) shares
Disclosure of detailed information about business combination [line items]
Promissory note payable				$ 1,136,065
Amount of share purchase warrants issued				793,745
Impairment loss on goodwill				$ 22,375,225
Acquisition reorganization costs			$ 1,204,740
Phantom Farms
Disclosure of detailed information about business combination [line items]
Total consideration	$ 10,539,260
Cash deposits on closing date	3,200,000
Promissory note payable	290,000
Value of shares issued in consideration	2,507,138
Amount of share purchase warrants issued	793,745
Amount of earned value share purchase warrants issued	$ 3,748,377
Acquisition date share price | $ / shares	$ 1.23
Exercise price of acquisition warrants | $ / shares	$ 1.5
Expected life of acquisition warrants	2 years
Percentage of volatility rate of aquisition warrants	102.60%
Percentage of risk free rate of aquisition warrants	2.50%
Impairment loss on goodwill			$ 8,009,248
Shares issued - acquisition (shares) | shares	2,670,000	7,132,042	7,132,042	2,670,000
Shares issued - acquisition		$ 2,582,903
SDP Development Group, LLC ("SDP")
Disclosure of detailed information about business combination [line items]
Value of shares issued in consideration		$ 2,582,903
Number of shares issued in consideration | share		7,132,042
Fair value of land acquired		$ 1,378,163
Acquisition reorganization costs		$ 1,204,740